Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of major related party and their relationships

Name of Related Parties	Relationship with the Company
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	The Company’s equity investee
Tonglu Antong Management LLP	The Company’s equity investee
Shanghai Mingyu Barcode Technology Ltd. and its subsidiaries	Controlled by brother of chairman of the Company
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Mr. Jilei Wang	Director and Vice President of Infrastructure Management

Schedule of transactions with related parties

Transactions	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues:
Express delivery service revenue derived from Tonglu Antong Management LLP and its subsidiaries	253,948	—	—
Express delivery service revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	274,256	203,071	326,105
Others	66,655	110,934	92,452
Total	594,859	314,005	418,557
Cost of revenues:
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	862,944	745,162	582,489
Freight services agency fees paid to ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries	119,005	141,815	120,085
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	330,190	360,266	368,599
Others	39,838	68,662	184,022
Total	1,351,977	1,315,905	1,255,195
Selling, General and Administrative：
Others	—	—	28,222
Total	—	—	28,222
Other operating income:
Property leasing income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	45,896	45,292	71,182
Property leasing income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	64,722	76,481	71,628
Others	18,918	14,456	4,982
Total	129,536	136,229	147,792
Other income:
Interest income related to loan receivables from Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	33,046	23,362	16,077
Others	10,382	8,464	2,870
Total	43,428	31,826	18,947

Schedule of amounts due to related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due to related parties
Shanghai Mingyu Barcode Technology Ltd.	37,277	32,560
ZTO Supply Chain Management Co., Ltd. and its subsidiaries(1)	118,874	744,909
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	12,700	7,709
ZTO Yunleng Network Technology (Zhejiang) Co., LTD and its subsidiaries	16,675	244
Others	17,240	11,238
Total	202,766	796,660

Note:

(1)

In December 2025, the Company received RMB686,293 from ZTO Freight as part of a group-level reorganization arrangement, representing the return of its original investment amount in ZTO Freight. The Company subsequently made a corresponding investment in ZTO LTL in early 2026. Through a series of contractual agreements entered into contemporaneously with ZTO Freight’s shareholders, the Company’s economic interest in the ZTO LTL group remained unchanged throughout the arrangement. The amount received as of December 31, 2025 was recorded in amount due to related parties in consolidated balance sheets.

Schedule of amounts due from related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	71,373	81,176
ZTO Supply Chain Management Co., Ltd. (2)	32,144	304
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (3) (4)	53,810	375,417
Others	10,833	20,968
Total	168,160	477,865
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. (4)	421,667	—
Total	421,667	—

Notes:

(1)	The amount consisted of: (1) a three-to-six-month factoring loan to this related party, bearing an annualized interest rate of 6.44% with an outstanding balance of RMB29,040 as of December 31, 2024, and 6.34% with an outstanding balance of RMB46,884 as of December 31, 2025; and (2) accounts receivable from express delivery services and other receivables from property leasing services provided by the Company.
(2)	As of December 31, 2024, the amount comprised a three-to-nine-month factoring loan of RMB30,370 to this related party, bearing an annualized interest rate of 6.44%, which was fully repaid during 2025. Other receivables were generated from the property leasing service provided by the Company.

(3)	On November 29, 2024, the Company entered into the Property Purchase Agreement with Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd, pursuant to which the Company agreed to purchase, and Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd agreed to sell, the properties at the aggregate consideration of RMB179,720. The deposit amount for this transaction totals 53,810 as of December 31, 2024. This transaction was completed in 2025.
(4)	The amount comprised a loan to this related party with 5.0% annualized interest rate for a term of 36 months from December 4, 2023 to December 3, 2026. Mr. Jilei Wang, the Director of the Company, is the guarantor of this loan. In January 2025, Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd repaid the RMB60,000 principal. The balance of principal was RMB400,000 and RMB340,000 as of December 31, 2024 and 2025 and interest receivable was RMB21,667 and RMB35,417 as of December 31, 2024 and 2025, respectively.